Summary of Significant Accounting Policies - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities:
Accrued interest payable	$ 88,614	$ 91,953
Accrued taxes other than income	86,755	44,619
Current portion of long-term capacity contracts	57,440	50,504
Accrued incentive compensation	51,224	33,601
Current portion of lease liabilities	27,972	25,004
Accrued severance	3,815	2,536
Income tax payable	0	23,909
Other accrued liabilities	56,592	29,785
Total other current liabilities	$ 372,412	$ 301,911